Goodwill And Other Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Indefinite-lived Intangible Assets by Major Class [Line Items]
Amortization expense for acquired intangible assets	$ 9.5	$ 6.3	$ 4.8
Noncompete Agreements [Member] | Minimum [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Amortization period, in years	2 years
Noncompete Agreements [Member] | Maximum [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Amortization period, in years	5 years
Customer And Lead Provider Relationships [Member] | Minimum [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Amortization period, in years	3 years
Customer And Lead Provider Relationships [Member] | Maximum [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Amortization period, in years	10 years
Licensing Agreements [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite lived intangible assets	9.7	9.7
Trademarks [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Amortization period, in years	3 years
Indefinite lived intangible assets	$ 5.3	$ 7.7